Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
23. Short-Term Debt
Short-term debt and the related weighted-average interest rates millions of Canadian dollars

2021
Weighted
average
interest rate 2020
Weighted
average
interest rate
Tampa Electric Company ("TEC")
Advances on term, revolving and accounts receivable facilities $

945 0.58% $

987 0.89%
Emera
Non-revolving term facility

400 0.96%

400 0.94%
Bank indebtedness

6 - % - - %
TECO Finance

Advances on revolving credit and term facilities

355 1.20%

205 1.46%
NMGC
Advances on revolving credit facilities

25 1.20%

21 1.22%
GBPC
Advances on revolving credit facilities

10 5.25%

11 5.25%
NSPI
Bank indebtedness

1 - % 1 - %
Short-term debt $

1,742 $

1,625
The Company’s total short-term revolving and non-revolving

credit facilities, outstanding borrowings and
available capacity as at December 31 were as follows:

millions of Canadian dollars Maturity 2021 2020
Tampa

Electric Company - revolving credit facility
2026 $

1,014 $

1,019
TECO Energy/TECO Finance - revolving credit facility 2026

507

509
Emera - non-revolving term facility 2022

400

400
TEC - term loan 2022

634

382
TEC - accounts receivable revolving credit facility -

191
NMGC - revolving credit facility 2026

158

159
GBPC - revolving credit facility on demand

16

17
Total $

2,729 $

2,677
Less:
Advances under revolving credit and term facilities

1,735

1,624
Letters of credit issued within the credit facilities 4 4
Total

advances under available facilities

1,739

1,628
Available capacity under existing agreements $

990 $

1,049